CONCENTRATION OF CREDIT RISK - Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONCENTRATION OF CREDIT RISK
Net Revenues	¥ 9,367,595	$ 1,358,174	¥ 6,866,262	¥ 5,739,989
Customer A | Revenues
CONCENTRATION OF CREDIT RISK
Net Revenues	2,027,548		1,387,685	794,685
Customer B | Revenues
CONCENTRATION OF CREDIT RISK
Net Revenues	¥ 1,900,540		¥ 951,328	¥ 2,214,262